Summary of Fair Value and Carrying Value of Convertible Notes (Detail) $ in Thousands	Jun. 30, 2019 USD ($)
Fair Value Disclosures [Abstract]
Convertible notes fair value	$ 365,700
Convertible notes carrying value	$ 301,141